Loans Receivable, Net - Schedule of Total Assets, Liabilities of Trusts (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Loans And Leases Receivable Disclosure [Line Items]
Cash and cash equivalents	¥ 1,891,131	$ 290,661	¥ 404,678	$ 62,198	¥ 92,495	¥ 77,290
Restricted cash	2,392,573	367,732	802,887
Loans receivable, net of provision for loan losses	681,794		28,225
Total assets	8,603,663	1,322,360	2,147,291
Accrued expenses and other liabilities	211,614	32,524	101,349
Total liabilities	4,921,475	$ 756,416	1,375,069
YN Trust I, YN Trust II, Fotic Trust I, Fotic Trust II and Fotic Trust III
Loans And Leases Receivable Disclosure [Line Items]
Cash and cash equivalents			1,116
Restricted cash	44,775
Account receivable	10,000
Loans receivable, net of provision for loan losses	647,793		28,225
Total assets	702,568		29,341
Funds payable to investors of consolidated trusts	736,963		30,084
Accrued expenses and other liabilities	10,000
Total liabilities	¥ 746,963		¥ 30,084